UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2023

LDR Real Estate Value-Opportunity Fund

ITEM 1. (a).  REPORTS TO STOCKHOLDERS.

LDR Real Estate Value-Opportunity Fund

ANNUAL REPORT

For the Year Ended December 31, 2023

LDR Real Estate Value-Opportunity Fund

Important Disclosure Statement

The LDR Real Estate Value-Opportunity Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and LDR Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Fund’s return would have been lower.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter

Dear LDR Real Estate Value-Opportunity Investor:

After posting negative returns through the first nine months of 2023, Public Real Estate share prices responded to the sharp downward shift in interest rates during the fourth quarter resulting in a 16.0% gain in the MSCI US REIT Index for Q4, 2023 leading all S&P 500 sectors. For the year Public Real Estate recorded a positive 13.74% return (MSCI US REIT Index) as well as positive returns (+11.8% to +12.4%) for REIT ETFs such as Vanguard REIT- VNQ and Real Estate Select Sector- XLRE respectively. While this did not match the broader stock market returns for 2023 (S&P 500 +26%), it represents a solid outcome in a year where commercial real estate media reports were consistently negative and private commercial real estate values declined.

The Real Estate Asset Class returns often do not correlate closely with the broader stock market and have much higher interest rate sensitivity. Public Real estate pricing reflects these characteristics but usually leads the private real estate market in repricing asset values. This has been clearly evident as the significant upward move in interest rates over the past two years culminating with a 5% Ten Year Treasury rate (5.25% discount rate) in October 2023 resulted in a decline of -22% for public real estate values over the period. The magnitude of this change in interest rates disrupted credit markets resulting in a significant decline in commercial real estate transaction activity, as well as limited private market real estate price discovery.

Performance December 31, 2023	Total Return Q4 23	Total Return 1 Year	Annualized Return 3 Year	Annualized Return 5 Year	Annualized Return 10 Year
LDR Capital Management Real Estate Value-Opportunity Fund	11.33%	10.48%	6.89%	9.17%	5.46%
MSCI US REIT Index	16.00%	13.74%	7.10%	7.40%	7.60%
S&P 500 Index	11.69%	26.29%	10.00%	15.69%	12.03%
Russell 2000 Index	14.02%	16.88%	2.19%	9.94%	7.13%
Bloomberg US Aggregate Bond Index	6.82%	5.53%	-3.31%	1.10%	1.81%

LDR Capital Management fund results are net of expenses and fees and reflect the reinvestment of dividends and capital gains. Index returns are reported before expenses and fees and also reflect the reinvestment of dividends and capital gains. Class I gross expense ratio of 1.72%. The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 800-527-9525.

See Page 7 for additional information and footnotes.

In late October 2023, a downward shift in both interest rates and positive sentiment resulted in an upward move in public real estate share pricing over the last two months of the fourth quarter. While commercial real estate economics remain healthy, private real estate markets are still undergoing the process of price discovery which may not be completed until later in 2024.

Source: Bloomberg as of 12/31/2023

MAVG: Moving Average; SMAVG (50): 50-day Simple Moving Average; SMAVG (200): 200-day Simple Moving Average

10-year U.S. Treasury Yield
5.00%
4.75%
4.50%
4.25%
4.00%
3.75%
3.50%
3.25%
3.00%
Jan-23
Feb-23
Mar-23
Apr-23
May-23
Jun-23
Jul-23
Aug-23
Sep-23
Oct-23
Nov-23
Dec-23

Source: Green Street Advisors, Inc. as of Jan 5, 2024.	Source: Bloomberg as of 12/31/2023
Private Market Real Estate Pricing Continues to Decline on Limited Transaction Activity.	The positive change in interest rates may indicate more favorable capital markets for Commercial Real Estate

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

Over the next 12-18 months stabilization of interest rates and the credit markets could allow for the emergence of private debt and equity capital to engage in the price discovery process for commercial real estate refinancing and equity transactions. The public market real estate platforms with access to liquidity and capital are also likely to participate in new opportunities for real estate value creation.

The Real Estate Value-Opportunity Fund participated in the positive public real estate market price returns in Q4, 2023. However, as is often the case the Fund lags outsized price moves in both directions (examples Q3, 2023 the Fund value declined -3.3% vs MSCI US REIT Index -7.0%). These shorter-term variances are typically due to the Value-Opportunity Fund’s more concentrated portfolio (16 core equity holdings), a tilt toward smaller capitalizations, cash from asset recycling and REIT preferred holdings resulting in portfolio positioning well outside the parameters of REIT indexes. For the full year 2023, Fund returns of +10.48% reached the targeted long-term annualized returns for the Real Estate Value-Opportunity Fund.

Fourth Quarter 2023 returns for individual equity positions were largely influenced by interest rate sensitivity, market capitalization and previous period relative performance. Among the better performing real estate equity exposure (+18%) was the XLRE - Real Estate Select ETF a concentrated large capitalization real estate ETF (20% of the portfolio equity positioning). This ETF is targeted when public real estate has experienced significant negative returns to provide exposure to the largest market capitalization components of the public real estate sector.

Two of the higher return equity positions relate to interest rate sensitive single-family housing. A single smaller office platform also benefitted from the prospect of lower interest rates which in turn improves refinancing and price discovery for this difficult property sector. Urban Edge is an urban (northeast corridor) shopping center platform which achieved significant occupancy gains from unusually strong leasing demand.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

LDR Real Estate Value-Opportunity Fund
(Holds 16 Common Equity Investments)

Top Five Equity Returns	Q4, 2023	Bottom Five Equity Returns	Q4, 2023
Century Communities	37%	Kennedy Wilson Holdings	-16%
Urban Edge Properties	20%	Veris Residential	-5%
Brandywine Realty Trust	19%	Kite Realty Group	+7%
Real Estate Select Sector Fund	18%	Healthpeak Properties	+8%
Howard Hughes Holdings	15%	Starwood Property Trust	+9%

Source: Bloomberg, LDR Capital Management

*Returns are price-only. For informational purposes only, the specific investments shown represent only the top contributors and detractors for the relevant performance time period. The selection criteria used to determine the top contributors and detractors remains the same across performance measurement periods.

There were only two real estate equity positions with negative returns in Q4, 2023. One multi-family potential M&A situation was already approaching fair value and did not participate in the Q4 public real estate share price recovery. The worst performer was Kennedy Wilson Holdings, a skilled and seasoned real estate developer and asset manager who appropriately wrote down asset values across its multi-billion dollar commercial real estate partnerships and fund platforms. These properties continue to perform well and the company is positioned to take advantage of acquisition and refinancing opportunities that should unfold in 2024.

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

The Real Estate Value-Opportunity Fund will continue to primarily focus capital on real estate equity positioning where real estate value, cash flow and importantly the capabilities of the real estate platform (management, capital, business plan) to create value are viewed favorably relative to opportunities that may arise in 2024. The Fund also remains structured well outside the parameters of the REIT Indexes/ ETFs with limited focus on relative sector positions or market capitalization.

The capital allocation to housing remains important targeting special situations related to single family for-sale housing and rental communities, multi-family properties and multi-family refinancing. These real estate platforms have the experience and liquidity to capture market share over the period ahead.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

Top Common Equity Holdings

LDR Real Estate Value-Opportunity Fund		MSCI US REIT Index
Healthcare Realty Trust Inc	5.6%	Prologis Inc	11.6%
Kite Realty Group Tr	5.4%	Equinix Inc	7.1%
Healthpeak Properties Inc	5.2%	Public Storage	4.6%
Brixmor Property Group Inc	4.9%	Welltower Inc	4.4%
Urban Edge Properties	4.9%	Simon Property Group Inc	4.4%
Howard Hughes Holdings Inc	4.7%	Digital Realty Trust Inc	3.8%
Umh Properties Inc	4.5%	Realty Income Corp	3.8%
Kennedy-Wilson Holdings Inc	4.2%	Extra Space Storage Inc	3.2%
Stag Industrial Inc	4.0%	VICI Properties Inc	3.0%
Veris Residential Inc	4.0%	AvalonBay Communities Inc	2.5%

Portfolio Top 10	47.4%	Index Top 10	48.4%
Portfolio REIT Preferreds	9.0%	Index REIT Preferreds	0.0%
Portfolio Real Estate ETF Position	16.4%	Index RE Mutual Fund Position	0.0%
Portfolio Cash	8.5%	Index Cash	0.0%

The healthcare positions are core holdings which continue to offer an undervalued real estate capital allocation with visible cash flow and a view toward longer-term total returns. The shopping center real estate holdings which have experienced strong tenant demand offer attractive potential longer-term total return while delivering solid cash flow growth even in a slowing economic environment. Selected REIT preferred provide an opportunity to increase cash flow while continuing to offer repricing upside.

Source: LDR Real Estate Value Opportunity Portfolio Data at 12/31/23.

REIT Quartiles reflect market capitalization segments.

REOCS: Real Estate Operating Companies

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

Public market real estate pricing is now solidly above October 2023 levels reflecting the prospect that interest rates may no longer present a headwind to real estate value and price discovery. The better than earlier anticipated positive returns for the Real Estate value-opportunity Fund in a difficult commercial real estate environment is encouraging. As is usually the case, forecasting is not a particularly productive endeavor, but the backdrop today appears much brighter than last October.

As always, thank you for your continued interest and support and best wishes for a safe, healthy and prosperous New Year.

Sincerely,

Edward W. Turville, CFA Portfolio Manager	Larry Raiman Managing Principal

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Shareholder Letter - continued

Footnotes and Other Important Disclosures

This newsletter is a publication of LDR Capital Management. The letter contains certain forward-looking statements. Such statements are subject to a number of assumptions, risks and uncertainties which may cause actual results, performance or achievements to be materially different from future results, performance or achievements expressed or implied by these forward-looking statements or projections. The letter should not be regarded as a complete analysis of the subjects discussed. All expressions of opinion reflect the judgment of the authors as of the date of publication and are subject to change.

Certain information contained herein has been obtained from published and non-published sources prepared by other parties. While such information is believed to be reliable for the purpose used herein, no representations or warranties are given as to the reliability, accuracy, or completeness of the information.

Information presented does not involve the rendering of personalized investment advice but is limited to the dissemination of general information on products and services. Information presented is not an offer to buy or sell, or a solicitation of any offer to buy or sell the securities mentioned herein.

Indices

Bloomberg Barclays US Aggregate Bond Index: A broad-based benchmark that measures the investment grade, US dollar-denominated, fixed- rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

S&P 500® Index: (registered trademark of The McGraw-Hill Companies, Inc.) is an unmanaged index of 500 common stocks primarily traded on the New York Stock Exchange, weighted by market capitalization. Index performance includes the reinvestment of dividends and capital gains.

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs.

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index.

Green Street’s Commercial Property Price Index® is a time series of unleveraged U.S. commercial property values that captures the prices at which commercial real estate transactions are currently being negotiated and contracted.

It is not possible to invest directly in an index.

Mutual Fund investing involves risk. Principal loss is possible.

REIT Risk. REITs are pooled investment vehicles which include equity REITs and mortgage REITs. The fund is subject to risks similar to those associated with the direct ownership of real estate, including changing economic conditions, declining real estate values, and liquidity and interest rate risk.

Leverage Risk. The Fund may use leverage in executing its investment strategy. Leverage will increase the volatility of the Fund’s performance and its risk. There can be no assurance that a leveraging strategy will be successful.

Short Sales Risk. The Fund may engage in short sales of securities and index funds in executing its investment strategy. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund’s portfolio. Short sales may involve substantial risk and leverage.

Investors should consider the investment objectives, risks, charges, and expenses carefully before investing. Investments must be proceeded or accompanied by a prospectus. For a prospectus with this and other information about the fund, please call 800-527-9525 or visit the Fund’s website at www.ldrfunds.com. Please read the prospectus carefully before investing.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of fund holdings.

Distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

COMPARISON OF $50,000 INVESTMENT IN
LDR REAL ESTATE VALUE-OPPORTUNITY FUND INSTITUTIONAL CLASS SHARES
VS. MSCI US REIT INDEX (unaudited)

$140
$120
$100
$80
$60
$40
Thousands
12/31/13
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
$103,974
$85,117
Past performance is not predictive of future performance
LDR Real Estate Value-Opportunity Fund Institutional Class
MSCI US REIT Index

LDR Real Estate Value-Opportunity Fund	Total Return One Year Ended 12/31/23*	Average Annual Return*
		Five Years Ended 12/31/23	Ten Years Ended 12/31/23
Institutional Class Shares	10.48%	9.17%	5.46%
Platform Class Shares	10.26%	8.89%	5.20%
MSCI US REIT Index	13.74%	7.40%	7.60%

*The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 151 constituents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.)

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Portfolio Composition as of December 31, 2023 (unaudited)

Common Stocks

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stock:
Residential	18.06%
Retail	15.22%
Diversified/Other	12.06%
Health Care	10.80%
Industrial	4.01%
Services	2.72%
Mortgage	2.10%
Office	1.22%
Exchange Traded Fund	16.48%
Money Market Fund	8.21%
90.88%

Preferred Stocks

Holdings by Sector/Asset Class	Percentage of Net Assets
Preferred Stock:
Office	2.53%
Convertible	2.11%
Mortgage	1.55%
Residential	1.27%
Communication Services	1.20%
Health Care	0.36%
9.02%

See Notes to Financial Statements

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Schedule of Investments December 31, 2023

		Shares	Value
66.19%	COMMON STOCK

12.06%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc.	37,573	$714,638
	Howard Hughes Holdings, Inc.(A)	12,665	1,083,491
	Kennedy-Wilson Holdings, Inc.	78,174	967,794
			2,765,923

10.80%	HEALTHCARE
	Healthcare Realty Trust, Inc.	74,788	1,288,597
	Healthpeak Properties, Inc.	59,995	1,187,901
			2,476,498

4.01%	INDUSTRIAL
	STAG Industrial, Inc.	23,397	918,566

2.10%	MORTGAGE
	Starwood Property Trust, Inc.	22,937	482,136

1.22%	OFFICE
	Brandywine Realty Trust	51,784	279,634

18.06%	RESIDENTIAL
	Apartment Income REIT Corp.	24,235	841,681
	Century Communities, Inc.	5,626	512,754
	Independence Realty Trust, Inc.	53,714	821,824
	UMH Properties, Inc.	68,052	1,042,557
	Veris Residential, Inc.	58,556	921,086
			4,139,902

15.22%	RETAIL
	Brixmor Property Group, Inc.	48,310	1,124,174
	Kite Realty Group Trust	54,071	1,236,063
	Urban Edge Properties	61,667	1,128,506
			3,488,743

2.72%	SERVICES
	CBRE Group, Inc.(A)	6,699	623,610

66.19%	TOTAL COMMON STOCK		15,175,012
	(Cost: $17,739,904)

LDR Real Estate Value-Opportunity Fund

Schedule of Investments - continued December 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
9.02%	PREFERRED STOCK

1.20%	COMMUNICATION SERVICES
	DigitalBridge Group, Inc., Series H 7.125%	11,928	$274,583

2.11%	CONVERTIBLE
	RPT Realty Series D 7.250%	8,625	484,639

0.36%	HEALTH CARE
	Healthcare Trust Series B 7.125%	5,241	83,279

1.55%	MORTGAGE
	KKR Real Estate Finance Trust, Inc. 6.500%	19,618	356,067

2.53%	OFFICE
	SL Green Realty Corp. Series I 6.500%	11,424	240,932
	Vornado Realty Trust Series L 5.400%	21,664	340,125
			581,057

1.27%	RESIDENTIAL
	UMH Properties, Inc. Series D 6.375%	12,969	291,802

9.02%	TOTAL PREFERRED STOCK		2,071,427
	(Cost: $2,586,499)

16.48%	EXCHANGE TRADED FUND
	The Real Estate Select Sector SPDR Fund	94,296	3,777,498
	(Cost: $3,545,322)

See Notes to Financial Statements

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Schedule of Investments - continued December 31, 2023

		Shares	Value
8.21%	MONEY MARKET FUND
	Money Market Fiduciary 4.85%(B)	1,881,388	$1,881,388
	(Cost: $1,881,388)

99.90%	TOTAL INVESTMENTS
	(Cost: $25,753,113)		22,905,325
0.10%	Other assets, net of liabilities		22,075
100.00%	NET ASSETS		$22,927,400

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2023

LDR Real Estate Value-Opportunity Fund

Statement of Assets and Liabilities December 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

ASSETS
Investments at value(1) (Note 1)	$22,905,325
Cash at brokers	376
Receivable for capital stock sold	35
Dividends and interest receivable	80,999
Due from advisor	10,280
Prepaid expenses	25,182
TOTAL ASSETS	23,022,197
LIABILITIES
Payable for capital stock redeemed	54,257
Accrued 12b-1 fees	1,186
Accrued administration and transfer agent fees	8,895
Other accrued expenses	30,459
TOTAL LIABILITIES	94,797
NET ASSETS	$22,927,400

Net Assets Consist of:
Paid-in-capital	$25,199,636
Distributable earnings	(2,272,236)
Net Assets	$22,927,400
NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$16,692,450
Platform Class	6,234,950
Total	$22,927,400
Shares Outstanding
Institutional Class	1,594,023
Platform Class	600,640
Total	2,194,663
Net Asset Value and Offering Price Per Share
Institutional Class	$10.47
Platform Class	10.38

(1)Identified cost of	$25,753,113

LDR Real Estate Value-Opportunity Fund

Statement of OperationsFor the Year Ended December 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

INVESTMENT INCOME
Dividends	$743,845
Interest	97,344
Total investment income	841,189

EXPENSES
Investment advisory fees (Note 2)	219,115
12b-1 fees, Platform Class (Note 2)	14,822
Recordkeeping and administrative services (Note 2)	40,396
Accounting fees (Note 2)	31,939
Custodian fees	4,035
Transfer agent fees (Note 2)	31,036
Professional fees	46,871
Filing and registration fees	63,138
Trustee fees	7,655
Compliance fees	9,267
Shareholder reporting	19,817
Shareholder servicing (Note 2)
Institutional Class	19,445
Platform Class	14,822
Proxy expense	8,246
Other	24,386
Total expenses	554,990
Advisory fee waivers and expenses reimbursed (Note 2)	(288,460)
Net Expenses	266,530

Net investment income (loss)	574,659

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	410,826

Net change in unrealized appreciation (depreciation) of investments	1,186,686

Net realized and unrealized gain (loss)	1,597,512

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,172,171

LDR Real Estate Value-Opportunity Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	For the Years Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$574,659	$294,018
Net realized gain on investments	410,826	3,532,724
Net change in unrealized appreciation (depreciation) of investments	1,186,686	(13,168,884)
Increase (decrease) in net assets from operations	2,172,171	(9,342,142)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(987,648)	(2,885,797)
Platform Class	(318,418)	(731,841)
Decrease in net assets from distributions	(1,306,066)	(3,617,638)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	562,602	1,497,293
Platform Class	354,366	174,172
Distributions reinvested
Institutional Class	897,667	2,635,504
Platform Class	311,025	705,663
Shares redeemed
Institutional Class	(7,567,287)	(9,911,884)
Platform Class	(730,006)	(1,076,577)
Increase (decrease) in net assets from capital stock transactions	(6,171,633)	(5,975,829)

NET ASSETS
Increase (decrease) during year	(5,305,528)	(18,935,609)
Beginning of year	28,232,928	47,168,537
End of year	$22,927,400	$28,232,928

LDR Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

17

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Financial Highlights

	Institutional Class Shares
	Years Ended December 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$10.03	$14.48	$12.10	$13.79	$10.74
Investment activities
Net investment income (loss)(1)	0.24	0.10	0.11	0.12	0.15
Net realized and unrealized gain (loss) on investments	0.77	(3.17)	4.73	(0.71)	3.24
Total from investment activities	1.01	(3.07)	4.84	(0.59)	3.39
Distributions
Net investment income	(0.34)	(0.29)	(0.24)	(0.19)	(0.15)
Realized gains	(0.23)	(1.09)	(2.22)	(0.91)	(0.15)
Return of capital	—	—	—	—	(0.04)
Total distributions	(0.57)	(1.38)	(2.46)	(1.10)	(0.34)
Net asset value, end of year	$10.47	$10.03	$14.48	$12.10	$13.79
Total Return	10.48%	(21.25%)	40.50%	(3.79%)	31.87%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross(2)(3)	2.19%	1.97%	1.72%	1.60%	1.36%
Expenses, net of management fee waivers and reimbursements(4)	1.04%	1.23%	1.14%	1.05%	1.09%
Net investment income	2.41%	0.84%	0.74%	1.04%	1.16%
Portfolio turnover rate(2)	20.10%	38.12%	55.36%	44.00%	40.00%
Net assets, end of year (000’s)	$16,692	$22,194	$38,418	$39,195	$56,725

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(3)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been 2.15% 1.74%, 1.58%, 1.55% and 1.35% for the years ended December 31, 2023 through December 31, 2019, respectively.

(4)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been 1.00%, 1.00%, 1.00%. 1.00% and 1.09% for the years ended December 31, 2023 through December 31, 2019, respectively.

LDR Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

19

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Financial Highlights

	Platform Class Shares
	Years ended December 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.93	$14.34	$11.98	$13.65	$10.62
Investment activities
Net investment income (loss)(1)	0.22	0.08	0.07	0.04	0.11
Net realized and unrealized gain (loss) on investments	0.77	(3.16)	4.69	(0.65)	3.21
Total from investment activities	0.99	(3.08)	4.76	(0.61)	3.32
Distributions
Net investment income	(0.31)	(0.24)	(0.18)	(0.16)	(0.10)
Realized gains	(0.23)	(1.09)	(2.22)	(0.90)	(0.15)
Return of capital	—	—	—	—	(0.04)
Total distributions	(0.54)	(1.33)	(2.40)	(1.06)	(0.29)
Net asset value, end of year	$10.38	$9.93	$14.34	$11.98	$13.65
Total Return	10.26%	(21.51%)	40.18%	(4.06%)	31.53%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross(2)(3)	2.59%	2.41%	2.16%	2.07%	1.79%
Expenses, net of management fee waivers and reimbursements(4)	1.28%	1.49%	1.39%	1.31%	1.34%
Net investment income	2.21%	0.64%	0.48%	0.33%	0.90%
Portfolio turnover rate	20.10%	38.12%	55.36%	44.00%	40.00%
Net assets, end of year (000’s)	$6,235	$6,039	$8,750	$6,876	$7,193

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(3)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been 2.56%, 2.17%, 2.02%, 2.01% and 1.78% for the years ended December 31, 2023 through December 31, 2019, respectively.

(4)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been 1.25%, 1.25%, 1.25%, 1.25% and 1.33% for the years ended December 31, 2023 through December 31, 2019, respectively.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to Financial Statements December 31, 2023

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The LDR Real Estate Value-Opportunity Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. LDR Capital Management, LLC (“LDR”) is the investment advisor to the Fund. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information, and performance history in accordance with the reorganizations. Prior to March 26, 2022, the Fund was known as REMS Real Estate Value-Opportunity Fund.

The Fund currently offers Institutional, Platform and Z Shares. At December 31, 2023, there were no Z Shares outstanding for the Fund.

The investment objectives of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferred and other publicly traded companies whose primary business is in the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2023

Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to LDR as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2023

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,175,012	$—	$—	$15,175,012
Preferred Stocks	2,071,427	—	—	2,071,427
Exchange Traded Fund	3,777,498	—	—	3,777,498
Money Market Fund	1,881,388	—	—	1,881,388
	$22,905,325	$—	$—	$22,905,325

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities during the year ended December 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2023

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2020-2022) and expected to be taken in the 2023 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2023, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2023

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, LDR, provides investment advisory services for an annual fee of 0.90% of the daily net assets of the Fund.

LDR earned and waived advisory fees, and reimbursed expenses, for the year ended December 31, 2023 as follows:

Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
0.90%	$ 219,115	$ 219,115	$ 69,345

LDR has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.00% of the average daily net assets of the Fund, until April 30, 2024. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board and LDR prior to April 30, 2024

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2023 by mutual written consent. Each waiver and/or reimbursement of an expense by LDR is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of December 31, 2023 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2025	2026	Total
$ 217,169	$288,460	$505,629

The Board has adopted a Distribution Plan for the Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Fund may pay from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by the Fund is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2023

For the year ended December 31, 2023, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Servicing	$ 19,445
Platform	Shareholder Servicing	14,822
Platform	12b-1	14,822

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For it’s services, fees to CFS are computed daily and paid monthly. For the year ended December 31, 2023, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$ 34,882	$ 29,491	$ 25,459

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary to the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2023 were as follows:

Purchases	Sales
$4,452,376	$10,140,828

NOTE 4 –

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2023

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the years ended December 31, 2023 and December 31, 2022 were as follows:

	Year ended December 31, 2023	Year ended December 31, 2022
Distributions paid from:
Ordinary income	$336,747	$831,725
Realized gains	969,319	2,785,913
	$1,306,066	$3,617,638

As of December 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed ordinary income (loss)	$237,912
Undistributed capital gains (losses)	369,204
Net unrealized appreciation (depreciation)	(2,879,352)
$(2,272,236)

As of December 31, 2023, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$25,784,676	$3,501,354	$(6,380,706)	$(2,879,352)

The difference between the book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sale losses.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2023

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Year ended December 31, 2023
	Institutional Shares	Platform Shares
Shares sold	56,724	35,684
Shares reinvested	88,964	31,037
Shares redeemed	(764,624)	(74,111)
Net increase (decrease)	(618,936)	(7,390)

	Year ended December 31, 2022
	Institutional Shares	Platform Shares
Shares sold	113,280	13,881
Shares reinvested	255,505	69,819
Shares redeemed	(808,215)	(85,883)
Net increase (decrease)	(439,430)	(2,183)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the year ended December 31, 2023.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2023

Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 0.50%. During the year ended December 31, 2023, no interest was incurred by the Fund.

NOTE 8 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended December 31, 2023, there were no such advances made to the Fund under the custody agreement.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2023

NOTE 9 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of LDR and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of the World Funds Trust and
Shareholders of LDR Real Estate Value-Opportunity Fund
Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the LDR Real Estate Value-Opportunity Fund (the “Fund”), a series of the World Funds Trust (the “Trust”), including the schedule of investments, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes for the Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an

Report of Independent Registered Public Accounting Firm - continued

ANNUAL REPORT

Report of Independent Registered Public Accounting Firm - continued

understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 29, 2024

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since June 2010	Dean Emeritus (since 2023), Dean (2013-2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	20	Independent Trustee for the forty-six series of the ETF Opportunities Trust (registered investment company).
Mary Lou H. Ivey (66) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	20	Independent Trustee for the forty-six series of the ETF Opportunities Trust (registered investment company).
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the ten series of that trust; and ETF Opportunities Trust for the forty-six series of that trust; (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (60) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. October 2013 - present.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (69) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (55) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King, Jr. (61) Assistant Secretary	Indefinite, Since November 2022	Attorney, Practus LLP (law firm), 2020 to present; Senior Vice President and Associate General Counsel, The TCW Group, Inc. (investment management firm), 2017 to 2019.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since November 2022

Attorney, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (62) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura B. Wright (51) Assistant Secretary	Indefinite, Since May 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Julian G. Winters (55) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of LDR as the Fund’s Liquidity Risk Management Administrator. LDR has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Fund Expenses (unaudited) December 31, 2023

Fund Expenses Example

As a shareholder, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2023 and held for the six months ended December 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Annualized Expense Ratio	Expenses Paid During Period Ended* (12/31/23)
LDR Real Estate Value-Opportunity Fund
Institutional Class Actual (HLRRX)	$1,000.00	$1,036.90	1.00%	$5.13
Institutional Class Hypothetical**	$1,000.00	$1,020.16	1.00%	$5.30
Platform Class Actual (HLPPX)	$1,000.00	$1,036.30	1.25%	$6.42
Platform Class Hypothetical**	$1,000.00	$1,018.90	1.25%	$6.36

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

LDR Capital Management, LLC
410 Park Avenue, Suite 910
New York, New York 10022

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,150 for 2023 and $16,750 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,650 for 2023 and $4,500 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $1,000 for 2023 and $1,000 for 2022.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2022.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 8, 2024

* Print the name and title of each signing officer under his or her signature.